LORD ABBETT INVESTMENT TRUST

Lord Abbett Floating Rate Fund

Supplement dated June 10, 2011 to the

Statement of Additional Information dated April 1, 2011

1.	The following is added to the table in the subsection titled “Management of the Funds – Officers” in the Statement of Additional Information.

Name and Year of Birth	Current Position with the Trust	Length of Service of Current Position	Principal Occupation During Past Five Years
Joel G. Serebransky (1958)	Executive Vice President	Elected in 2011	Portfolio Manager, joined Lord Abbett in 2011 and was formerly a founding partner and Managing Director of Navigare Partners, LLC (2005-2010).

2.	The following replaces the third paragraph and the rows of the table regarding the Floating Rate Fund in the subsection titled “Investment Advisory and Other Services – Portfolio Managers” in the Statement of Additional Information:

Christopher J. Towle heads the team of the Convertible Fund and is primarily responsible for the day-to-day management of the Fund.

Christopher J. Towle and Joel G. Serebransky head the Floating Rate Fund’s team and are jointly and primarily responsible for the day-to-day management of the Fund.

Other Accounts Managed+ (Number of Accounts and Total Net Assets)
Fund	Name	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Floating Rate Fund	Christopher J. Towle***	14/$18,119	3/$3,990	20/$2,354
	Joel G. Serebransky****	0/$0	1/$390.5	0/$0
+ Total net assets are in millions. *** The amount shown is as of January 31, 2011. **** The amount shown is as of June 6, 2011.

3.	The following replaces the rows of the table regarding the Floating Rate Fund in the subsection titled “Investment Advisory and Other Services – Holdings of Portfolio Managers” in the Statement of Additional Information:

Dollar Range of Shares in the Fund
Fund	Name	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Floating Rate Fund	Christopher J. Towle*					X
	Joel G. Serebransky**			X
* The amount shown is as of March 21, 2011. ** The amount shown is as of June 8, 2011.

Please retain this document for your future reference.